Summary of Significant Accounting Policies - Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022
Summary of Significant Accounting Policies
Income tax expense	$ 0	$ 0
Federal statutory income tax rate, percent	21.00%	21.00%